Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense (Benefit)

The significant components of the income tax expense (benefit) are as follows (in millions):

	UAL	United
2012
Current	$(14)	$(9)
Deferred	13	13

	$(1)	$4

2011
Current	$11	$3
Deferred	(6)	(5)

	$5	$(2)

2010
Current	$10	$2
Deferred	(10)	(18)

	$—	$(16)

Income Tax Provision Differed from Amounts Computed at Statutory Federal Income Tax Rate

The income tax provision differed from amounts computed at the statutory federal income tax rate, as follows (in millions):

Year ended December 31, 2012	UAL	United
Income tax provision at statutory rate	$(253)	$(230)
State income taxes, net of federal income tax	(15)	(7)
Foreign income taxes	7	7
Nondeductible employee meals	12	12
Nondeductible interest expense	19	19
Derivative market adjustment	—	(15)
Nondeductible compensation	5	5
Valuation allowance	234	223
Other, net	(10)	(10)

	$(1)	$4

Year Ended December 31, 2011
Income tax provision at statutory rate	$298	$299
State income taxes, net of federal income tax	(19)	(17)
Nondeductible acquisition costs	(17)	(17)
Nondeductible employee meals	12	12
Nondeductible interest expense	13	13
Derivative market adjustment	—	10
Nondeductible compensation	9	10
Valuation allowance	(294)	(315)
Other, net	3	3

	$5	$(2)

Year Ended December 31, 2010
Income tax provision at statutory rate	$87	$100
State income taxes, net of federal income tax	24	25
Nondeductible acquisition costs	45	45
Nondeductible employee meals	8	8
Nondeductible interest expense	12	12
Change in tax law—Medicare Part D Subsidy	119	119
Nondeductible compensation	13	13
Goodwill credit	(22)	(22)
Valuation allowance	(290)	(313)
Tax benefit resulting from intraperiod tax allocation	—	(6)
Other, net	4	3

	$—	$(16)

Components of Deferred Tax Assets and Liabilities

Temporary differences and carryforwards that give rise to deferred tax assets and liabilities at December 31, 2012 and 2011 were as follows (in millions):

	UAL		United
	December 31,		December 31,
	2012	2011	2012	2011
Deferred income tax asset (liability):
Federal and state net operating loss (“NOL”) carryforwards (a)	$3,025	$2,911	$2,957	$2,859
Frequent flyer deferred revenue (a)	2,425	2,386	2,426	2,390
Employee benefits, including pension, postretirement, medical and the Pension Benefit Guaranty Corporation (“PBGC”) notes (a)	2,488	1,897	2,491	1,978
Lease fair value adjustment	259	376	259	376
AMT credit carryforwards	251	268	251	268
Other assets (a)	947	1,251	882	1,141
Less: Valuation allowance	(4,603)	(4,137)	(4,503)	(4,048)

Total deferred tax assets	$4,792	$4,952	$4,763	$4,964

Depreciation, capitalized interest and other	$(3,705)	$(3,860)	$(3,702)	$(3,857)
Intangibles	(1,578)	(1,627)	(1,579)	(1,628)
Other liabilities	(509)	(453)	(406)	(391)

Total deferred tax liabilities	$(5,792)	$(5,940)	$(5,687)	$(5,876)

Net deferred tax liability	$(1,000)	$(988)	$(924)	$(912)

(a)	Deferred tax assets for 2012 reflect adjustments made in the current year to increase UAL’s and United’s deferred tax assets for frequent flyer deferred revenue and employee benefits by approximately $257 million and $187 million, respectively, and to reduce net operating loss carryforwards and other deferred tax assets by the same amounts.

Reconciliation of Unrecognized Tax Benefits

The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits related to the Company’s uncertain tax positions (in millions):

	2012	2011	2010
Balance at January 1,	$24	$32	$16
Decrease in unrecognized tax benefits relating to settlements with taxing authorities	(12)	—	—
Increase (decrease) in unrecognized tax benefits as a result of tax positions taken during a prior period	8	(9)	—
Decrease in unrecognized tax benefits relating from a lapse of the statute of limitations	(1)	—	—
Increase due to Continental’s uncertain tax positions at the Merger closing date	—	—	6
Increase in unrecognized tax benefits as a result of tax positions taken during the current period	—	1	10

Balance at December 31,	$19	$24	$32